Administration expenses	12 Months Ended
Dec. 31, 2023
Administration Expenses
Administration expenses

6.	Administration expenses

	2023	2022	2021
	€’000	€’000	€’000
Wages and salaries	7,649	8,706	2,970
Depreciation and amortization	1,547	1,002	351
Professional fees	1,605	1,722	1,397
Consulting fees	1,816	2,068	1,085
Other expenses	3,218	4,918	1,707
	15,835	18,416	7,510